Long-Term Debt - Schedule of Maturities of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
2018	$ 819,572
2019	2,424,013
2020	1,546,000
2021	1,832,250
2022	1,018,500
Thereafter	5,377,941
Long-term debt, Gross	$ 13,018,276	$ 13,144,380